Income Tax Expense	9 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax expense
15	Income tax expense

The reconciliation of the PRC statutory income tax rate of 25% to the effective income tax rate is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Effect of tax-free income	(7.34)%	(0.18)%
Effect of non-deductible share option expense	1.64%	0.76%
Effect of zero tax rate in foreign countries	0.19%	0.27%
Effect of differential tax rates for non-PRC entities	(0.14)%	(0.53)%
Effect of non-deductible expenses	0.28%	0.34%
Changes in valuation allowance	0.66%	(0.61)%
Others	0.36%	(0.25)%

Effective income tax rate	20.65%	24.80%

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 1999 onwards.

The Group did not have any significant unrecognized tax benefits, and no interest and penalty expenses were recorded in the nine months ended September 30, 2021 and September 30, 2022.